INVESTMENT IN JOINT VENTURE (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investments in joint ventures [Abstract]
Market value of the investment		$ 300	$ 300	$ 200
Opening balance		331	227	392
Return on investment during the year				(96)
Dividend received during the year		(650)	(430)	(420)
Share of profit for the year		577	534	351
Ending balance		258	331	227
Other Operating Costs [Member]
Investments in joint ventures [Abstract]
Share of profit for the year		$ 600	$ 500	$ 400
Lake Ball LLC [Member]
Investments in joint ventures [Abstract]
Ownership interest	47.50%	47.50%	47.50%